Provision for decommissioning costs (Tables)	6 Months Ended
Jun. 30, 2024
Provision For Decommissioning Costs
Schedule of provision for decommissioning costs by producing area

	06.30.2024	12.31.2023
Onshore	402	447
Shallow waters	5,141	6,253
Deep and ultra-deep post-salt	9,283	10,873
Pre-salt	4,988	5,630
Total	19,814	23,203
Current	1,659	2,032
Non-current	18,155	21,171

Schedule of changes in the provision for decommissioning costs are presented

Non-current liabilities	2024 Jan-Jun	2023 Jan-Jun
Opening balance	23,202	18,600
Adjustment to provision	74	19
Transfers related to liabilities held for sale (1)	(332)	−
Use of provisions	(694)	(458)
Interest accrued	516	414
Others	15	(8)
Translation adjustment	(2,967)	1,536
Closing balance	19,814	20,103
(1)	It refers to the transfer of US$ 332 related to the Cherne cluster, in Rio de Janeiro state.